Supplementary cash flow information	12 Months Ended
Dec. 31, 2025
Supplemental Statement of Cash Flow [Abstract]
Supplementary cash flow information
23. Supplementary cash flow information

Changes in non-cash working capital:	December 31, 2025	December 31, 2024

Accounts receivable and other	$(80,083)	$(12,032)
Inventories	(40,649)	(29,380)
Accounts payable and accrued liabilities	111,245	61,966
	$(9,487)	$20,554